Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Operations [Abstract]
Revenue, net	$ 26,346	$ 17,975	$ 82,764	$ 55,164	$ 24,172
Cost of revenue	10,828	7,596	32,932	24,441	13,211
Gross profit	15,518	10,379	49,832	30,723	10,961
Operating expenses:
Selling, general and administrative	12,716	8,664	42,314	26,642	16,444
Research and development	20,007	9,300	50,149	33,108	15,067
Total operating expenses	32,723	17,964	92,463	59,750	31,511
Loss from operations	(17,205)	(7,585)	(42,631)	(29,027)	(20,550)
Other income (expense):
Foreign exchange gain (loss)	1,085	592	(2,283)	(503)	(285)
Interest expense	(2,777)	(2,605)	(10,673)	(431)	(820)
Investment income, net	112	167	532	564	100
Change in fair value of derivative instrument					(3,935)
Gain on early extinguishment of debt, net					4,606
Other, net	(60)				(25)
Loss before income taxes	(18,845)	(9,431)	(55,055)	(29,397)	(20,909)
Provision for income taxes
Net loss	$ (18,845)	$ (9,431)	$ (55,055)	$ (29,397)	$ (20,909)
Net loss per common share - basic and diluted	$ (1.33)	$ (0.68)	$ (3.94)	$ (2.17)	$ (2.15)
Weighted average shares outstanding - basic and diluted	14,121	13,901	13,959	13,570	9,714